PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,923		$ 28,914
Less - accumulated depreciation and amortization	(8,788)		(6,804)
Total	7,135		22,110
Depreciation	2,000	$ 1,608
Impairment of long-lived assets	19,748
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,232		4,208
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,287		1,291
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,834		14,011
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	173		173
Demonstration vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	800		800
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,308		1,308
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 289		$ 7,123